Share capital - Narrative (Details) $ / shares in Units, $ in Thousands		9 Months Ended
	May 15, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Apr. 27, 2023 $ / shares shares	Dec. 31, 2022 USD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital company issued (in shares) | shares				50,550
Share capital fair value | $ / shares				$ 32.09
Share capital fair value determined amount | $ / shares				$ 44.74
Share capital repurchase amount (in shares) | shares	1,650,672	1,333,361
Share capital public float percent	5.00%
Share capital average price (in dollars per share) | (per share)		$ 38.43	$ 50.27
Share capital cash consideration		$ 51,245
Share capital cash consideration related amount		831
Automatic share repurchase plan		$ 12,763	$ 12,763		$ 0